Vessels in Operation - Schedule of Vessels in Operation (Details) - Vessels [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Vessels in Operation [Abstract]
Vessel Cost, Balance beginning of period	$ 2,431,058	$ 2,288,855
Accumulated Depreciation, Balance beginning of period	(468,170)	(404,215)
Net Book Value, Balance beginning of period	1,962,888	1,884,640
Vessel Cost, Additions	53,279	203,314
Net Book Value, Additions	53,279	203,314
Accumulated Depreciation, Depreciation	(49,727)	(91,906)
Net Book Value, Depreciation	(49,727)	(91,906)
Vessel Cost, Disposals		(61,111)
Net Book Value, Disposals		27,951
Accumulated Depreciation, Disposals		(33,160)
Vessel Cost, Balance ending of period	2,484,337	2,431,058
Accumulated Depreciation, Balance ending of period	(517,897)	(468,170)
Net Book Value, Balance ending of period	$ 1,966,440	$ 1,962,888